Fair Value Measurement (Carrying value and estimated fair value) (Details) - Seadrill - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash and cash equivalents	$ 841.6	$ 848.6
Term Loan B	2,115.1	2,249.8
Other external debt facilities	383.4	514.7
Long-term debt to related party	0.0	23.8
Carrying Value
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash and cash equivalents	841.6	848.6
Term Loan B	2,662.7	2,802.3
Other external debt facilities	396.4	540.8
Long-term debt to related party	$ 0.0	$ 24.7